Accumulated Other Comprehensive Loss	12 Months Ended
Sep. 30, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss
20. ACCUMULATED OTHER COMPREHENSIVE LOSS
The table below summarizes changes in accumulated other comprehensive loss (AOCL), net of tax, attributable to Air Products:

	Net loss on derivatives qualifying as hedges	Foreign currency translation adjustments	Pension and postretirement benefits	Total
Balance at 30 September 2013	$(4.1)	$(61.5)	$(955.0)	$(1,020.6)
Other comprehensive income (loss) before reclassifications	(15.2)	(213.1)	(74.2)	(302.5)
Amounts reclassified from AOCL	(9.1)	—	84.7	75.6
Net current period other comprehensive income (loss)	$(24.3)	$(213.1)	$10.5	$(226.9)
Amount attributable to noncontrolling interest	.1	(5.9)	.2	(5.6)
Balance at 30 September 2014	$(28.5)	$(268.7)	$(944.7)	$(1,241.9)
Other comprehensive income (loss) before reclassifications	(35.0)	(699.3)	(278.5)	(1,012.8)
Amounts reclassified from AOCL	20.8	—	97.0	117.8
Net current period other comprehensive income (loss)	$(14.2)	$(699.3)	$(181.5)	$(895.0)
Amount attributable to noncontrolling interest	.2	(11.5)	.3	(11.0)
Balance at 30 September 2015	$(42.9)	$(956.5)	$(1,126.5)	$(2,125.9)
Other comprehensive income (loss) before reclassifications	13.7	9.9	(335.1)	(311.5)
Amounts reclassified from AOCL	(36.0)	2.7	87.2	53.9
Net current period other comprehensive income (loss)	$(22.3)	$12.6	$(247.9)	$(257.6)
Amount attributable to noncontrolling interest	(.2)	5.4	(.4)	4.8
Balance at 30 September 2016	$(65.0)	$(949.3)	$(1,374.0)	$(2,388.3)

The table below summarizes the reclassifications out of accumulated other comprehensive loss and the affected line item on the consolidated income statements:

	2016	2015	2014
(Gain) Loss on Cash Flow Hedges, net of tax
Sales/Cost of sales	$.2	$.6	$.7
Other income (expense), net	(46.2)	16.9	(8.7)
Interest expense	10.0	3.3	(1.1)
Total (Gain) Loss on Cash Flow Hedges, net of tax	$(36.0)	$20.8	$(9.1)
Currency Translation Adjustment(A)	$2.7	$—	$—
Pension and Postretirement Benefits, net of tax(B)	$87.2	$97.0	$84.7

(A)
The impact is primarily reflected in Income From Discontinued Operations, net and relates to the sale of an equity affiliate in the first quarter of 2016. Refer to Note 4, Discontinued Operations, for additional information.

(B)
The components include items such as prior service cost amortization, actuarial loss amortization, and settlements and are reflected in net periodic benefit cost. Refer to Note 16, Retirement Benefits.